Cromwell Greenspring Mid Cap Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 89.98%
Air Freight & Logistics - 0.87%
United Parcel Service, Inc. - Class B	6,445	$1,004,582

Banks - 4.92%
OceanFirst Financial Corp.	30,012	434,274
Primis Financial Corp.	329,492	2,685,360
Shore Bancshares, Inc.	125,499	1,320,249
WSFS Financial Corp.	33,305	1,215,632
		5,655,515
Beverages - 2.27%
Primo Water Corp.	189,582	2,616,232

Broadline Retail - 0.47%
Amazon.com, Inc. (a)	4,244	539,497

Building Products - 4.04%
Advanced Drainage Systems, Inc.	7,316	832,780
Johnson Controls International PLC	71,685	3,814,359
		4,647,139
Chemicals - 5.39%
DuPont de Nemours, Inc.	49,831	3,716,894
Minerals Technologies, Inc.	27,497	1,505,736
The Sherwin-Williams Co.	3,845	980,667
		6,203,297
Commercial Services & Supplies - 8.77%
Republic Services, Inc.	70,758	10,083,723

Construction & Engineering - 11.35%
EMCOR Group, Inc.	32,153	6,764,670
MYR Group, Inc. (a)	46,623	6,282,915
		13,047,585
Consumer Staples Distribution & Retail - 0.85%
US Foods Holding Corp. (a)	24,486	972,094

Electric Utilities - 1.32%
NextEra Energy, Inc.	26,555	1,521,336

Electrical Equipment - 2.17%
Emerson Electric Co.	14,825	1,431,650
nVent Electric PLC	20,000	1,059,800
		2,491,450
Electronic Equipment, Instruments & Components - 0.53%
Flex Ltd. (a)	22,391	604,109

Financial Services - 1.38%
Cannae Holdings, Inc. (a)	28,822	537,242
Visa, Inc. - Class A	4,568	1,050,686
		1,587,928
Food Products - 1.00%
Darling Ingredients, Inc. (a)	21,946	1,145,581

Health Care Equipment & Supplies - 4.89%
Abbott Laboratories	10,080	976,248
Envista Holdings Corp. (a)	70,540	1,966,655
Medtronic PLC	34,172	2,677,718
		5,620,621
Hotels, Restaurants & Leisure - 2.19%
Wyndham Hotels & Resorts, Inc.	36,140	2,513,176

Insurance - 3.84%
Chubb Ltd.	6,692	1,393,140
W.R. Berkley Corp.	47,610	3,022,759
		4,415,899
Interactive Media & Services - 5.30%
Alphabet, Inc. - Class C (a)	19,559	2,578,854
Ziff Davis, Inc. (a)	55,160	3,513,141
		6,091,995
IT Services - 1.01%
Amdocs Ltd.	13,810	1,166,807

Oil, Gas & Consumable Fuels - 3.07%
EOG Resources, Inc.	25,226	3,197,648
Phillips 66	2,813	337,982
		3,535,630
Personal Care Products - 1.40%
Kenvue, Inc.	80,306	1,612,544

Pharmaceuticals - 0.66%
Johnson & Johnson	4,864	757,568

Professional Services - 12.41%
Alight, Inc. - Class A (a)	324,899	2,303,534
Dun & Bradstreet Holdings, Inc.	208,297	2,080,887
KBR, Inc.	167,691	9,883,708
		14,268,129
Specialty Retail - 1.33%
Leslie’s, Inc. (a)	270,678	1,532,037

Technology Hardware, Storage & Peripherals - 1.23%
Avid Technology, Inc. (a)	52,572	1,412,610

Textiles, Apparel & Luxury Goods - 2.28%
Levi Strauss & Co. - Class A	193,001	2,620,954

Trading Companies & Distributors - 1.32%
Rush Enterprises, Inc. - Class A	17,839	728,367
Rush Enterprises, Inc. - Class B	17,328	784,785
		1,513,152
Wireless Telecommunication Services - 3.72%
T-Mobile US, Inc. (a)	30,549	4,278,387

TOTAL COMMON STOCKS (Cost $61,055,306)		103,459,577

EXCHANGE TRADED FUNDS - 1.77%
Invesco Solar ETF (a)	39,279	2,034,260
TOTAL EXCHANGE TRADED FUNDS (Cost $1,314,642)		2,034,260

PREFERRED STOCKS - 2.24%
Oil, Gas & Consumable Fuels - 2.24%
GasLog Partners LP
Series A, 8.625% (b)	85,792	2,053,002
Series B, 11.510% (3 month U.S. LIBOR + 5.839%) (c)	21,061	520,207
TOTAL PREFERRED STOCKS (Cost $2,008,242)		2,573,209

REITS - 1.32%
Residential REITs - 1.32%
American Homes 4 Rent - Class A	45,120	1,520,093
TOTAL REITS (Cost $1,217,627)		1,520,093

Total Investments (Cost $65,595,817) - 95.31%		109,587,139

MONEY MARKET DEPOSIT ACCOUNTS - 4.74%
U.S. Bank Money Market Deposit Account, 5.200% (d)	5,444,801	5,444,801
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (Cost $5,444,801)		5,444,801

Liabilities in Excess of Other Assets - (0.05)%		(52,733)
TOTAL NET ASSETS - 100.00%		$114,979,207

(a)	Non-income producing security.
(b)	Fixed to floating rate security.
(c)	Variable rate security based on a reference index and spread.
(d)
The Money Market Deposit Account (“MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of September 30, 2023.

Abbreviations:
LP	Limited Partnership is a business entity or formation that has at least one general partner and one or more limited partners.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REITs	Real estate investment trusts.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at September 30, 2023

FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(1)	$103,459,577	$-	$-	$103,459,577
Exchange Traded Funds	2,034,260	-	-	2,034,260
Preferred Stocks(1)	2,573,209	-	-	2,573,209
REITs(1)	1,520,093	-	-	1,520,093
Total Assets	$109,587,139	$-	$-	$109,587,139

(1) See the Schedule of Investments for industry classifications.